Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Federal, current		$ 739	$ 1,247	$ 2,315
State, current		164	334	408
Current income tax expense		903	1,581	2,723
Deferred		(434)	2,067	(588)
Provision for income taxes		469	3,648	2,135
Federal, computed at statutory rate		781	3,180	1,862
State income taxes (net of Federal income tax benefit)		108	440	257
Excess tax benefits from stock option exercises	$ (38)	(427)	0	0
Other, net		$ 7	$ 28	$ 16